Summary of Significant Accounting Policies (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	May 02, 2024	Dec. 31, 2023
Summary of Significant Accounting Policies
Cash	$ 3,146	$ 3,144
Bank deposits	5,975,426	47,538
Total cash shown in the Statement of Cash Flows	$ 5,978,572	$ 2	$ 444,949	$ 0	$ 787,652